INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Investments in Joint Ventures (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Oct. 17, 2024
Disclosure of joint ventures [line items]
Carrying value of joint ventures	$ 487	$ 561	$ 1,054
Impairment of investment in joint venture	60	(192)	(315)
Statement of profit or loss
Revenue	5,793	4,582	4,501
Finance costs, unwinding of obligations and cash repatriation fee	(167)	(157)	(149)
Interest received	100	104	77
Taxation	(623)	(285)	(221)
Profit (loss) for the year	1,049	(222)	251
Total comprehensive income (loss) for the year, net of tax	1,029	(219)	176
Dividends received from joint venture (attributable)	88	180	694
Statement of financial position
Non-current assets	10,023	6,001	5,868
Cash and cash equivalents	1,425	964	1,108
Total assets	13,157	8,175	8,013
Total liabilities	$ 4,644	$ 4,435	$ 3,938
Kibali Jersey Limited | Kibali Goldmines S.A.
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary (in percent)	90.00%
Kibali Goldmines S.A.
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)	45.00%	45.00%	45.00%
Carrying value of joint ventures	$ 487	$ 561	$ 1,054
Statement of profit or loss
Revenue	1,652	1,488	1,329
Other operating costs and expenses	(689)	(682)	(588)
Amortisation of tangible and intangible assets	(197)	(214)	(208)
Finance costs, unwinding of obligations and cash repatriation fee	(80)	(19)	(50)
Interest received	3	4	5
Share of profits of equity accounted joint venture	1	1	0
Taxation	(376)	(185)	(156)
Profit (loss) for the year	314	393	332
Total comprehensive income (loss) for the year, net of tax	314	393	332
Dividends received from joint venture (attributable)	88	180	694
Statement of financial position
Non-current assets	2,537	2,485	2,420
Current assets	302	215	201
Cash and cash equivalents	89	123	92
Total assets	2,928	2,823	2,713
Non-current financial liabilities (2)	72	55	51
Other non-current liabilities	494	409	320
Current financial liabilities (2)	958	1,023	56
Other current liabilities	347	144	105
Total liabilities	1,871	1,631	532
Net assets	$ 1,057	1,192	2,181
Reclassification of loan payable to current liabilities		715
Kibali Goldmines S.A. | Dividend In Specie
Statement of financial position
Non-current financial liabilities (2)		715
Current financial liabilities (2)		296
Kibali Jersey Limited
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)	50.00%
Carrying value of joint ventures	$ 487	561	1,054
Société d’Exploitation des Mines d’Or de Yatela (1)
Disclosure of joint ventures [line items]
Impairment of investment in joint venture	(2)	(1)	(1)
The cumulative unrecognised share of losses of the joint ventures:	0	2	2
Société d’Exploitation des Mines d’Or de Yatela (1) | AngloGold Ashanti (Pty) Ltd (formerly AngloGold Ashanti Limited)
Disclosure of joint ventures [line items]
Sale of proportion of ownership interest in joint venture (percentage)				0.40
Société d’Exploitation des Mines d’Or de Yatela (1) | IAMGOLD Corporation
Disclosure of joint ventures [line items]
Sale of proportion of ownership interest in joint venture (percentage)				0.40
Group’s share of net assets | Kibali Goldmines S.A.
Disclosure of joint ventures [line items]
Carrying value of joint ventures	529	596	1,091
Other | Kibali Goldmines S.A.
Disclosure of joint ventures [line items]
Carrying value of joint ventures	$ 42	$ 35	$ 37